SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			6 Months Ended	8 Months Ended	12 Months Ended
	Mar. 27, 2020	Mar. 26, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized Tax Benefits			$ 65,400,000	$ 42,894,000	$ 42,894,000	$ 20,635,000	$ 11,647,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					389,327,467	216,881,686
Churchill Capital Corp IV
Interest earned on the Trust Account withdrawn for working capital purposes.				450,000
Unrecognized Tax Benefits			0	0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			$ 0	0	0
Business interest limitation, percentage	50.00%	30.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			84,250,000
Cash, FDIC Insured Amount			$ 250,000	$ 250,000	$ 250,000
If Underwriters Do Not Exercise Overallotment Option [Member] | Churchill Capital Corp IV
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				84,250,000